Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
EXPENSES
Accounting, audit, and legal	$ 46,633	$ 63,546	$ 71,924	$ 98,364
Consulting expense	49,901	111,399	122,786	205,042
Finders fees	0	34,182	0	54,746
Filing and transfer agent fees	6,287	10,285	12,572	14,660
Management fees	41,046	57,593	105,566	101,510
Stock-based compensation	0	0	0	60,000
Travel and administration expenses	502	21,045	903	24,272
Marketing	118	15,312	4,516	30,933
Investor relations expense	0	20,096	0	20,096
Project development costs	18,831	0	36,355	0
Total expenses	163,318	333,458	354,622	609,623
Profit (loss) before other items	(163,318)	(333,458)	(354,622)	(609,623)
Foreign exchange (loss) gain	2,439	16,272	(9,722)	19,681
Accretion expense	(37,354)	0	(95,943)	0
Interest expense	(8,292)	(21,665)	(13,868)	(34,655)
Change in fair value on derivative instruments	(627,202)	0	(684,311)	0
Net profit (loss) for the period	(833,727)	(338,851)	(1,158,466)	(624,597)
Other comprehensive income	0	0	0	0
Net comprehensive loss for the period	(833,727)	(338,851)	(1,158,466)	(624,597)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	(810,199)	(326,712)	(1,115,625)	(612,458)
Non-controlling interest	$ (23,528)	$ (12,139)	$ (42,841)	$ (12,139)
Weighted average number of shares outstanding	897,334,479	252,435,755	897,334,479	252,435,755
Basic and diluted (loss) profit per share	$ (0.0009)	$ (0.001)	$ (0.012)	$ (0.01)